Commitments - Capital commitments (Details) - GBP (£)	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment
Capital commitments
Capital commitments	£ 1,992,000	£ 5,152,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0